Summary of Significant Accounting Policies (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	HKD 5,112	HKD 5,223	HKD 8,206
Shipping, Handling and Transportation Costs	HKD 11,320	HKD 11,033	HKD 14,630